HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 2.6%
	BEVERAGES - 0.1%
17,605	Brown-Forman Corporation, Class B	$ 908,770

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,205,517

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	919,471

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc. (a)	2,101,607

	HEALTH CARE FACILITIES & SERVICES - 0.0% (b)
2,103	Humana, Inc.	729,152

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation	1,105,319
8,769	Crown Castle, Inc.	928,023
		2,033,342
	INTERNET MEDIA & SERVICES - 0.5%
12,288	Alphabet, Inc., Class A (a)	1,854,628
11,824	Meta Platforms, Inc., Class A	5,741,498
		7,596,126
	OIL & GAS PRODUCERS - 0.2%
6,500	Chevron Corporation	1,025,310
15,352	Devon Energy Corporation	770,363
8,890	EOG Resources, Inc.	1,136,498
		2,932,171
	RETAIL - DISCRETIONARY - 0.1%
6,558	Genuine Parts Company	1,016,031

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	985,488

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 2.6% (Continued)
	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc. (a)	$ 3,519,916
8,896	NVIDIA Corporation	8,038,069
10,156	QUALCOMM, Inc.	1,719,411
		13,277,396
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	2,187,744

	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	1,381,443

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc. (a)	910,193

	TOTAL COMMON STOCKS (Cost $24,177,782)	38,184,451

	EXCHANGE-TRADED FUNDS — 86.0%
	EQUITY - 86.0%
1,283,900	Direxion Daily Small Cap Bull 3X Shares	55,104,988
722,980	Invesco QQQ Trust Series 1	321,010,350
3,359,300	ProShares Ultra QQQ	293,871,564
3,791,600	ProShares UltraPro QQQ	233,410,896
1,194,657	Vanguard Mega Cap Growth ETF	342,400,642
	TOTAL EXCHANGE-TRADED FUNDS (Cost $909,671,560)	1,245,798,440

	TOTAL INVESTMENTS - 88.6% (Cost $933,849,342)	$ 1,283,982,891
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.4%	164,700,494
	NET ASSETS - 100.0%	$ 1,448,683,385

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.5%
	APPAREL & TEXTILE PRODUCTS - 0.3%
26,333	Ralph Lauren Corporation	$ 4,944,284

	AUTOMOTIVE - 0.5%
76,278	BorgWarner, Inc.	2,649,898
97,077	General Motors Company	4,402,442
		7,052,340
	BANKING - 0.5%
73,828	Citigroup, Inc.	4,668,883
23,871	M&T Bank Corporation	3,471,798
		8,140,681
	BIOTECH & PHARMA - 0.6%
178,927	Organon & Company	3,363,828
90,184	Pfizer, Inc.	2,502,606
308,928	Viatris, Inc.	3,688,600
		9,555,034
	CHEMICALS - 0.5%
19,313	Albemarle Corporation	2,544,295
34,974	CF Industries Holdings, Inc.	2,910,186
85,615	Mosaic Company (The)	2,779,063
		8,233,544
	ELECTRIC UTILITIES - 1.2%
237,447	AES Corporation (The)	4,257,424
32,253	Entergy Corporation	3,408,497
60,741	Evergy, Inc.	3,242,355
126,362	PPL Corporation	3,478,746
51,345	Public Service Enterprise Group, Inc.	3,428,819
		17,815,841
	ENTERTAINMENT CONTENT - 0.4%
98,267	Fox Corporation, Class A	3,072,809
106,260	Fox Corporation, Class B	3,041,161
		6,113,970
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,735,287

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.4%
5,945	Humana, Inc.	$ 2,061,250
23,450	Universal Health Services, Inc., Class B	4,278,687
		6,339,937
	HOME CONSTRUCTION - 0.6%
27,216	Lennar Corporation, Class A	4,680,608
41,197	PulteGroup, Inc.	4,969,182
		9,649,790
	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(a)	3,630,349
48,523	MetLife, Inc.	3,596,040
		7,226,389
	OIL & GAS PRODUCERS - 1.1%
76,259	APA Corporation	2,621,784
106,605	Coterra Energy, Inc.	2,972,147
67,680	EQT Corporation	2,508,898
20,399	Marathon Petroleum Corporation	4,110,399
23,556	Valero Energy Corporation	4,020,774
		16,234,002
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	3,876,940

	RETAIL - CONSUMER STAPLES - 0.3%
68,091	Kroger Company (The)	3,890,039

	SEMICONDUCTORS - 0.2%
30,558	Skyworks Solutions, Inc.	3,310,043

	SPECIALTY FINANCE - 0.3%
102,478	Synchrony Financial	4,418,851

	STEEL - 0.5%
19,174	Nucor Corporation	3,794,535
27,639	Steel Dynamics, Inc.	4,096,929
		7,891,464

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	$ 3,166,649
115,577	HP, Inc.	3,492,736
		6,659,385
	TECHNOLOGY SERVICES - 0.4%
44,068	Cognizant Technology Solutions Corporation, Class A	3,229,744
136,795	DXC Technology Company(a)	2,901,422
		6,131,166
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	3,570,213
95,278	Verizon Communications, Inc.	3,997,865
		7,568,078
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	3,056,802

	TRANSPORTATION & LOGISTICS - 1.2%
88,489	Alaska Air Group, Inc.(a)	3,804,142
245,913	American Airlines Group, Inc.(a)	3,774,765
85,071	Delta Air Lines, Inc.	4,072,348
113,737	Southwest Airlines Company	3,319,983
75,425	United Airlines Holdings, Inc.(a)	3,611,349
		18,582,587
	WHOLESALE - CONSUMER STAPLES - 0.4%
40,126	Archer-Daniels-Midland Company	2,520,314
28,136	Bunge Global S.A.	2,884,503
		5,404,817

	TOTAL COMMON STOCKS (Cost $154,066,813)	175,831,271

	EXCHANGE-TRADED FUNDS — 88.0%
	EQUITY - 88.0%
1,952,800	Direxion Daily S&P 500 Bull 3X	261,733,784
224,100	iShares Select Dividend ETF	27,604,638
3,320,550	ProShares Ultra QQQ	290,481,714

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0% (Continued)
	EQUITY - 88.0% (Continued)
1,873,100	ProShares Ultra S&P500	$ 145,202,712
334,800	SPDR S&P 500 ETF Trust	175,123,836
1,704,452	Vanguard Dividend Appreciation ETF	311,249,979
12,580	Vanguard Growth ETF	4,330,036
1,044,234	Vanguard High Dividend Yield ETF	126,341,872
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,059,087,244)	1,342,068,571

	TOTAL INVESTMENTS - 99.5% (Cost $1,213,154,057)	$ 1,517,899,842
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	7,503,784
	NET ASSETS - 100.0%	$ 1,525,403,626

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 72.9%
245,664	Invesco QQQ Trust Series 1	$ 109,077,273
1,388,800	ProShares Ultra QQQ	121,492,224
987,000	ProShares Ultra S&P500	76,512,240
231,495	Vanguard Growth ETF	79,680,579
422,553	Vanguard Mega Cap Growth ETF	121,107,915
		507,870,231
	FIXED INCOME - 26.4%
1,375,900	iShares Core U.S. Aggregate Bond ETF	134,755,646
978,900	WisdomTree Floating Rate Treasury Fund	49,228,881
		183,984,527

	TOTAL EXCHANGE-TRADED FUNDS (Cost $545,454,429)	691,854,758

	TOTAL INVESTMENTS - 99.3% (Cost $545,454,429)	$ 691,854,758
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	4,809,938
	NET ASSETS - 100.0%	$ 696,664,696

ETF	- Exchange-Traded Fund

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
339,400	Direxion Daily 20 Year Plus Treasury Bull 3x	$ 18,497,300
370,800	iShares Convertible Bond ETF	29,600,964
26,250	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,859,150
296,900	iShares iBoxx High Yield Corporate Bond ETF	23,078,037
422,100	SPDR Bloomberg Convertible Securities ETF	30,830,184
253,200	SPDR Bloomberg High Yield Bond ETF	24,104,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,642,231)	128,970,275

	TOTAL INVESTMENTS - 99.8% (Cost $123,642,231)	$ 128,970,275
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	202,310
	NET ASSETS - 100.0%	$ 129,172,585